Quarterly Holdings Report
for
Fidelity® Real Estate Index Fund
October 31, 2025
URX-NPRT1-1225
1.929348.114
Common Stocks - 99.7%
	Shares	Value ($)
UNITED STATES - 99.7%
Real Estate - 99.7%
Diversified REITs - 2.0%
Alexander & Baldwin Inc	142,735	2,279,478
American Assets Trust Inc	99,042	1,892,693
Armada Hoffler Properties Inc Class A	164,525	1,075,994
Broadstone Net Lease Inc Class A	365,499	6,549,742
CTO Realty Growth Inc	56,876	948,692
Essential Properties Realty Trust Inc	330,766	9,883,288
Gladstone Commercial Corp	90,866	1,038,598
Global Net Lease Inc	387,530	2,952,979
NexPoint Diversified Real Estate Trust	89,422	284,361
WP Carey Inc	422,471	27,883,086
		54,788,911
Health Care REITs - 14.4%
Alexandria Real Estate Equities Inc	307,073	17,877,790
American Healthcare REIT Inc	285,738	12,949,646
CareTrust REIT Inc	414,533	14,363,568
Community Healthcare Trust Inc	60,820	891,621
Diversified Healthcare Trust	321,743	1,370,625
Global Medical REIT Inc	27,222	835,715
Healthcare Realty Trust Inc	739,059	13,096,125
Healthpeak Properties Inc	1,380,842	24,786,115
LTC Properties Inc	86,192	3,023,615
Medical Properties Trust Inc (b)	1,164,982	6,022,957
National Health Investors Inc	85,730	6,387,742
Omega Healthcare Investors Inc	510,638	21,462,115
Sabra Health Care REIT Inc	452,135	8,057,046
Sila Realty Trust Inc	104,502	2,476,697
Universal Health Realty Income Trust	27,734	1,059,993
Ventas Inc	792,797	58,500,492
Welltower Inc	1,121,680	203,068,948
		396,230,810
Hotel & Resort REITs - 2.1%
Apple Hospitality REIT Inc	457,902	5,123,923
Chatham Lodging Trust	97,790	625,856
DiamondRock Hospitality Co	407,208	3,184,367
Host Hotels & Resorts Inc	1,365,682	21,878,226
Park Hotels & Resorts Inc	424,731	4,370,482
Pebblebrook Hotel Trust	234,027	2,447,922
RLJ Lodging Trust	317,071	2,156,083
Ryman Hospitality Properties Inc	110,010	9,560,969
Service Properties Trust	319,838	684,453
Summit Hotel Properties Inc	211,801	1,088,657
Sunstone Hotel Investors Inc	377,300	3,339,105
Xenia Hotels & Resorts Inc	196,566	2,417,762
		56,877,805
Industrial REITs - 11.2%
Americold Realty Trust Inc	531,093	6,845,789
EastGroup Properties Inc	93,359	16,293,946
First Industrial Realty Trust Inc	255,711	14,135,704
Lineage Inc	130,887	5,156,948
LXP Industrial Trust	576,165	5,467,806
One Liberty Properties Inc	37,820	759,803
Plymouth Industrial REIT Inc	83,104	1,828,288
Prologis Inc	1,755,189	217,801,403
Rexford Industrial Realty Inc	423,393	17,494,599
STAG Industrial Inc Class A	352,216	13,479,306
Terreno Realty Corp	188,429	10,764,949
		310,028,541
Office REITs - 3.2%
Brandywine Realty Trust	355,553	1,219,547
BXP Inc	289,569	20,614,417
COPT Defense Properties	217,431	6,125,031
Cousins Properties Inc	317,594	8,235,212
Douglas Emmett Inc	328,462	4,250,298
Easterly Government Properties Inc	81,455	1,761,057
Empire State Realty Trust Inc Class A	270,374	1,998,064
Highwoods Properties Inc	207,091	5,929,015
Hudson Pacific Properties Inc (c)	625,975	1,527,379
JBG SMITH Properties	168,651	3,287,008
Kilroy Realty Corp (b)	216,829	9,161,025
NET Lease Office Properties	25,099	736,656
Paramount Group Inc (c)	335,305	2,192,895
Peakstone Realty Trust	72,205	975,490
Piedmont Realty Trust Inc Class A1	240,783	1,940,711
SL Green Realty Corp	136,726	7,020,880
Vornado Realty Trust	313,588	11,897,529
		88,872,214
Real Estate Management & Development - 9.0%
Anywhere Real Estate Inc (c)	193,067	1,940,323
CBRE Group Inc Class A (c)	568,957	86,726,116
Compass Inc Class A (c)	845,911	6,521,974
CoStar Group Inc (c)	811,036	55,807,387
Cushman & Wakefield PLC (c)	441,716	6,934,941
eXp World Holdings Inc (b)	153,168	1,568,440
Forestar Group Inc (c)	40,115	1,043,391
Howard Hughes Holdings Inc (b)(c)	62,771	4,976,485
Jones Lang LaSalle Inc (c)	91,767	27,997,194
Kennedy-Wilson Holdings Inc	221,178	1,672,106
Landbridge Co LLC Class A (b)	28,274	1,672,973
Marcus & Millichap Inc	49,858	1,456,352
Newmark Group Inc Class A	278,746	4,970,041
Opendoor Technologies Inc Class A (b)(c)	1,128,479	8,768,282
RMR Group Inc/The Class A	41,500	642,005
Seritage Growth Properties Class A (b)(c)	64,189	260,607
St Joe Co/The	76,382	4,336,970
Tejon Ranch Co (c)	38,574	610,241
Zillow Group Inc Class A (c)	104,514	7,475,886
Zillow Group Inc Class C (c)	307,523	23,058,075
		248,439,789
Residential REITs - 11.3%
American Homes 4 Rent Class A	635,717	20,088,657
Apartment Investment and Management Co Class A	240,751	1,280,795
AvalonBay Communities Inc	275,490	47,913,221
BRT Apartments Corp	19,156	281,784
Camden Property Trust	207,296	20,621,806
Centerspace	31,002	1,836,869
Elme Communities	168,816	2,777,023
Equity LifeStyle Properties Inc	343,491	20,970,126
Equity Residential	661,642	39,328,000
Essex Property Trust Inc	124,419	31,324,972
Independence Realty Trust Inc	436,369	6,951,358
Invitation Homes Inc	1,152,387	32,439,694
Mid-America Apartment Communities Inc	226,329	29,022,168
NexPoint Residential Trust Inc	46,062	1,412,722
Sun Communities Inc	241,100	30,523,260
UDR Inc	605,962	20,414,860
UMH Properties Inc	142,584	2,073,171
Veris Residential Inc	155,159	2,228,083
		311,488,569
Retail REITs - 13.5%
Acadia Realty Trust	226,688	4,322,940
Agree Realty Corp	195,576	14,279,004
Alexander's Inc	4,644	1,025,999
Brixmor Property Group Inc	582,342	15,234,067
CBL & Associates Properties Inc	23,820	704,357
Curbline Properties Corp	181,563	4,186,843
Federal Realty Investment Trust	144,570	13,906,188
Getty Realty Corp	102,524	2,812,233
InvenTrust Properties Corp	143,415	3,929,571
Kimco Realty Corp	1,309,612	27,056,584
Kite Realty Group Trust	425,716	9,425,352
Macerich Co/The	482,047	8,267,106
NETSTREIT Corp	150,819	2,808,250
NNN REIT Inc	354,620	14,347,925
Phillips Edison & Co Inc	236,198	7,992,940
Realty Income Corp	1,671,202	96,896,292
Regency Centers Corp	338,997	23,373,843
Saul Centers Inc	26,824	794,259
Simon Property Group Inc	621,080	109,161,021
SITE Centers Corp	107,700	789,441
Tanger Inc	210,278	6,846,652
Urban Edge Properties	235,486	4,528,396
Whitestone REIT	87,105	1,092,297
		373,781,560
Specialized REITs - 33.0%
American Tower Corp	885,978	158,572,343
Crown Castle Inc	834,701	75,306,724
CubeSmart	438,048	16,501,268
Digital Realty Trust Inc	627,813	106,985,613
EPR Properties	146,882	7,200,156
Equinix Inc	159,829	135,216,933
Extra Space Storage Inc	410,745	54,850,887
Farmland Partners Inc	86,242	865,007
Four Corners Property Trust Inc	184,215	4,354,843
Gaming and Leisure Properties Inc	527,844	23,573,513
Gladstone Land Corp	76,169	690,091
Iron Mountain Inc	567,924	58,467,776
Lamar Advertising Co Class A	169,790	20,135,396
Millrose Properties Inc Class A	219,091	7,056,921
National Storage Affiliates Trust	147,732	4,297,524
Outfront Media Inc	259,460	4,589,847
PotlatchDeltic Corp	155,407	6,216,280
Public Storage Operating Co	302,566	84,282,785
Rayonier Inc	301,335	6,650,463
Safehold Inc	94,445	1,362,841
SBA Communications Corp Class A	209,595	40,133,251
VICI Properties Inc	2,024,711	60,721,083
Weyerhaeuser Co	1,419,200	32,641,600
		910,673,145
TOTAL REAL ESTATE		2,751,181,344

TOTAL COMMON STOCKS (Cost $2,468,257,499)		2,751,181,344

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (e) (Cost $602,173)	4.15	603,000	602,353

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.18	5,797,066	5,798,225
Fidelity Securities Lending Cash Central Fund (f)(g)	4.18	13,650,463	13,651,829
TOTAL MONEY MARKET FUNDS (Cost $19,450,053)			19,450,054

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $2,488,309,725)	2,771,233,751
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(11,034,705)
NET ASSETS - 100.0%	2,760,199,046

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CBOT Dow Jones US Real Estate Index Contracts (United States)	75	12/19/2025	2,701,500	(59,075)	(59,075)
CME E-Mini S&P MidCap 400 Index Contracts (United States)	14	12/19/2025	4,560,780	49,620	49,620

TOTAL FUTURES CONTRACTS					(9,455)
The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $537,423.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	6,388,226	59,767,328	60,357,038	83,683	(291)	-	5,798,225	5,797,066	0.0%
Fidelity Securities Lending Cash Central Fund	23,206,517	41,012,026	50,566,714	59,794	-	-	13,651,829	13,650,463	0.1%
Total	29,594,743	100,779,354	110,923,752	143,477	(291)	-	19,450,054

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Commodity Risk - Commodity Risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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